NOTE 13. Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Non-deductible expenses	11.70%	7.20%	4.90%
Non-taxable income	(2.20%)	(2.00%)	(1.10%)
Effect of rate differences in various tax jurisdictions	(0.50%)	2.40%	(0.90%)
Effective tax rate	34.00%	32.60%	27.90%